Offerings	Jul. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Maximum Aggregate Offering Price	$ 22,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,038.20
Offering Note	In accordance with Rule 416(a), we are also registering an indeterminate number of additional ordinary shares, no par value, that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. Includes the ordinary shares that the underwriters have the option to purchase to cover any over-allotments.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Maximum Aggregate Offering Price	$ 3,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414.30
Offering Note	In accordance with Rule 416(a), we are also registering an indeterminate number of additional ordinary shares, no par value, that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.

This Registration Statement also covers the resale under a separate resale prospectus by the Resale Shareholders.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 416(a), we are also registering an indeterminate number of additional ordinary shares, no par value, that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.

We have agreed to issue to the underwriters warrants to purchase up to a total of 8% of the ordinary shares sold in the offering at an exercise price equal to 100% of the public offering price.

No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value, underlying Underwriter Warrants
Maximum Aggregate Offering Price	$ 1,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 220.96
Offering Note	In accordance with Rule 416(a), we are also registering an indeterminate number of additional ordinary shares, no par value, that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.

We have agreed to issue to the underwriters warrants to purchase up to a total of 8% of the ordinary shares sold in the offering at an exercise price equal to 100% of the public offering price.